STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Share-based expense [Table Text Block]
Share-based expense consisted of the following:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Employee Awards	$839,322	$740,844	$2,969,811	$1,574,906
Consulting Awards	–	103,869	25,440	151,385
Feinsod Agreement	–	27,504	–	192,800
DB Option Agreement	–	–	–	55,100
	$839,322	$872,217	$2,995,251	$1,974,191

Share-based compensation expense consisted of the following:

	Year ended December 31,
	2016	2015
Employee stock options	$3,346,692	$1,500,783
Consulting services warrants	150,165	77,918
DB Option Agreement warrants	55,100	–
Stock awards (see Note 7)	200,355	3,839,971
	$3,752,312	$5,418,672

Schedule of Assumptions Used [Table Text Block]
The following summarizes the Black-Scholes assumptions used for Employee Awards:

Year ended December 31,
	2016	2015
Exercise price	$0.61 – 3.20	$0.60 – 3.75
Stock price on date of grant	$0.63 – 3.20	$0.55 – 3.75
Volatility	146 – 153%	151 – 169%
Risk-free interest rate	0.7 – 1.9%	0.9 – 2.5%
Expected life (years)	3.0 – 5.0	3.0 – 10.0
Dividend yield	–	–

Year ended December 31,
	2016	2015
Exercise price	$0.60 – 1.20	$0.60 – 3.75
Stock price, date of valuation	$1.91 – 2.33	$0.52 – 0.89
Volatility	146 – 163%	150 – 157%
Risk-free interest rate	0.8 – 1.3%	1.1 – 1.3%
Expected life (years)	2.0 – 4.8	2.0 – 3.0
Dividend yield	–	–

Stock price on date of grant	$ 0.61
Volatility	150%
Risk-free interest rate	1.2%
Expected life (years)	5.0
Dividend yield	–

Volatility	134%
Risk-free interest rate	1.0%
Expected life (years)	3.0
Dividend yield	–

	Year ended December 31,
	2016	2015
Volatility	$148 – 158%	$125 – 132%
Risk-free interest rate	$0.8 – 1.2%	$0.4 – 0.5%
Expected life (years)	1.1 – 5.0	1.5
Dividend yield	–	–

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following summarizes Employee Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	8,818,400	$1.04
Granted	1,116,400	1.78
Exercised	(367,240)	1.09
Forfeited	(554,050)	0.75
Outstanding at September 30, 2017	9,013,510	1.14	2.2	$6,211,944

Exercisable at September 30, 2017	7,984,960	$1.00	1.9	$5,726,885

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	9,025,843	$0.63
Exercised	(3,377,587)	$0.59
Forfeited	(28,126)	1.20
Outstanding and exercisable at September 30, 2017	5,620,130	$0.69	2.1	$4,573,359

The following summarizes Employee Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	–
Granted	2,662,000	$1.54
Forfeited or expired	(153,000)	2.39
Outstanding at December 31, 2015	2,509,000	1.49
Granted	6,826,000	0.87
Exercised	(153,000)	1.00
Forfeited or expired	(363,600)	0.97
Outstanding at December 31, 2016	8,818,400	1.04	2.6	$19,191,000

Exercisable at December 31, 2016	1,985,500	$1.50	2.1	$3,480,675

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	150,000	4.40
Granted	127,500	$2.40
Forfeited or expired	(25,000)	2.10
Outstanding at December 31, 2015	252,500	3.62
Granted	55,000	1.01
Forfeited or expired	(150,000)	4.40
Outstanding at December 31, 2016	157,500	1.96	2.0	$211,350

Exercisable at December 31, 2016	157,500	$1.96	2.0	$211,350

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	642,700	4.44
Granted	554,500	$1.13
Cancelled	(600,000)	4.40
Outstanding at December 31, 2015	597,200	1.41
Granted	9,759,000	0.58
Exercised	(1,330,357)	0.53
Outstanding at December 31, 2016	9,025,843	0.63	2.9	$26,630,710

Exercisable at December 31, 2016	9,025,843	$0.63	2.9	$26,630,710

Employee Awards
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Assumptions Used [Table Text Block]
The following summarizes the Black-Scholes assumptions used for Employee Awards granted:

	Three months ended
	September 30, 2017	June 30, 2017	March 31, 2017
Exercise price	$1.34 – 2.07	$1.92	$2.41 – 3.00
Stock price on date of grant	$1.34 – 2.07	$1.92	$2.41 – 3.00
Volatility	140 – 142%	145%	148 – 153%
Risk-free interest rate	1.4 – 1.9%	1.8%	1.7 – 1.9%
Expected life (years)	3.0 – 5.0	5.0	4.0 – 5.0
Dividend yield	–	–	–